Due to Trust Account [Text Block]	12 Months Ended
Mar. 31, 2016
Text Block [Abstract]
Due to Trust Account [Text Block]
11.	DUE TO TRUST ACCOUNT

MUTB holds assets on behalf of its customers in an agent, fiduciary or trust capacity. Such trust account assets are not the MUFG Group’s proprietary assets and are managed and accounted for separately.

However, excess cash funds of individual trust accounts are often placed with MUTB which manages the funds together with its own funds in its proprietary account. Due to trust account reflects a temporary placement of the excess funds from individual trust accounts and, in view of the MUFG Group’s funding, due to trust account is similar to short-term funding, including demand deposits and other overnight funds purchased. The balance changes in response to the day-to-day changes in the excess funds placed by the trust accounts. A summary of due to trust account transactions at March 31, 2015 and 2016 is as follows:

	2015	2016
	(in millions, except percentages)
Amount outstanding at end of fiscal year	¥1,610,992	¥6,338,154
Weighted average interest rate on outstanding balance at end of fiscal year	0.05%	0.02%